Consolidated Statements of Stockholders’ Equity (Deficit) (USD $) In Millions, except Share data, unless otherwise specified	Total	Common Stock	Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Accumulated Deficit
Balance at Dec. 31, 2010	$ (79.8)	$ 0.6	$ 1,401.1	$ (86.1)	$ (1.5)	$ (1,393.9)
Balance (in shares) at Dec. 31, 2010	54,922,783	55,080,463			(157,680)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	56.7					56.7
Income (loss) on derivative financial instrument, net of tax	3.7			3.7
Translation impact	(15.0)			(15.0)
Pension and post-retirement adjustment, net of tax	(33.6)			(33.6)
Stock-based compensation activity	6.1		6.3		(0.2)
Increase (Decrease) In Capital Stock [Roll Forward]
Stock issuances - stock based compensation (in shares)	552,952	579,290			(26,338)
Balance at Dec. 31, 2011	(61.9)	0.6	1,407.4	(131.0)	(1.7)	(1,337.2)
Balance (in shares) at Dec. 31, 2011	55,475,735	55,659,753			(184,018)
Balance at Dec. 31, 2009	(117.2)	0.5	1,397.0	(107.0)	(1.4)	(1,406.3)
Balance (in shares) at Dec. 31, 2009	54,572,191	54,719,296			(147,105)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	12.4					12.4
Income (loss) on derivative financial instrument, net of tax	(0.5)			(0.5)
Translation impact	11.0			11.0
Pension and post-retirement adjustment, net of tax	10.4			10.4
Stock-based compensation activity	4.2	0.1	4.2		(0.1)
Other	(0.1)		(0.1)
Increase (Decrease) In Capital Stock [Roll Forward]
Stock issuances - stock based compensation (in shares)	350,592	361,167			(10,575)
Balance at Dec. 31, 2010	(79.8)	0.6	1,401.1	(86.1)	(1.5)	(1,393.9)
Balance (in shares) at Dec. 31, 2010	54,922,783	55,080,463			(157,680)
Balance at Dec. 31, 2011	(61.9)	0.6	1,407.4	(131.0)	(1.7)
Balance (in shares) at Dec. 31, 2011	55,475,735	55,659,753			(184,018)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	115.4
Stock issuance - Mead C&OP acquisition	602.3	0.5	601.8
Income (loss) on derivative financial instrument, net of tax	(2.1)			(2.1)
Translation impact	(10.9)			(10.9)
Pension and post-retirement adjustment, net of tax	(12.1)			(12.1)
Stock-based compensation activity	8.6		9.4		(0.8)
Other	(0.1)		(0.1)
Increase (Decrease) In Capital Stock [Roll Forward]
Stock issuances - stock based compensation (in shares)	577,801	654,263			(76,462)
Stock issuance - Mead C&OP acquisition Balance (in shares)	57,089,808	57,089,808			0
Balance at Dec. 31, 2012	$ 639.2	$ 1.1	$ 2,018.5	$ (156.1)	$ (2.5)	$ (1,221.8)
Balance (in shares) at Dec. 31, 2012	113,143,344	113,403,824			(260,480)